UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

690 Taylor Rd.

Gahanna, OH 43230

(Address of principal executive offices) (Zip Code)

Trent Statczar

Foreside

690 Taylor Rd.

Gahanna, OH 43230

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 701-9502

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Item 1. Schedules of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Portfolio Investments

AAMA Equity Fund

March 31, 2018 (Unaudited)

COMMON STOCKS - 38.8%	Shares	Value
AEROSPACE & DEFENSE - 2.3%
Boeing Company (The)	13,200	$4,328,016
Rockwell Collins, Inc.	4,900	660,765
Spirit AeroSystems Holdings, Inc. - Class A	8,900	744,930
TransDigm Group, Inc.	2,000	613,880
		6,347,591
AIR FREIGHT & LOGISTICS - 0.5%
FedEx Corporation	6,000	1,440,660

AIRLINES - 0.3%
Southwest Airlines Company	15,200	870,656

BANKS - 6.9%
Bank of America Corporation	137,800	4,132,622
BB&T Corporation	36,800	1,915,072
Citigroup, Inc.	35,500	2,396,250
JPMorgan Chase & Company	37,400	4,112,878
U.S. Bancorp	31,200	1,575,600
Wells Fargo & Company	59,800	3,134,118
Zions Bancorporation	37,400	1,972,102
		19,238,642
BEVERAGES - 0.3%
PepsiCo, Inc.	8,900	971,435

BIOTECHNOLOGY - 2.9%
AbbVie, Inc.	18,800	1,779,420
Alexion Pharmaceuticals, Inc. (a)	7,000	780,220
Amgen, Inc.	8,400	1,432,032
Biogen, Inc. (a)	6,700	1,834,594
Celgene Corporation (a)	11,100	990,231
Regeneron Pharmaceuticals, Inc. (a)	3,400	1,170,824
		7,987,321
BUILDING PRODUCTS - 0.2%
Masco Corporation	13,200	533,808

CAPITAL MARKETS - 0.4%
Affiliated Managers Group, Inc.	5,600	1,061,648

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 38.8% (Continued)	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.4%
Cisco Systems, Inc.	71,600	$3,070,924
F5 Networks, Inc. (a)	2,700	390,447
Juniper Networks, Inc.	15,400	374,682
		3,836,053
CONSTRUCTION & ENGINEERING - 0.4%
Fluor Corporation	11,500	658,030
Quanta Services, Inc. (a)	16,100	553,035
		1,211,065
CONSUMER FINANCE - 0.7%
Capital One Financial Corporation	19,900	1,906,818

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
AT&T, Inc.	11,800	420,670
Verizon Communications, Inc.	9,900	473,418
		894,088
ELECTRICAL EQUIPMENT - 0.1%
Acuity Brands, Inc.	2,900	403,651

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
FLIR Systems, Inc.	10,400	520,104

FOOD & STAPLES RETAILING - 1.5%
CVS Health Corporation	10,900	678,089
Kroger Company (The)	37,500	897,750
Walgreen Boots Alliance, Inc.	10,700	700,529
Walmart, Inc.	22,300	1,984,031
		4,260,399
FOOD PRODUCTS - 1.4%
Archer-Daniels-Midland Company	24,600	1,066,902
General Mills, Inc.	18,300	824,598
Ingredion, Inc.	7,100	915,332
Kraft Heinz Company (The)	9,400	585,526
McCormick & Company, Inc.	4,500	478,755
		3,871,113
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
Edwards Lifesciences Corporation (a)	6,700	934,784

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 38.8% (Continued)	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8% (Continued)
Medtronic plc	15,100	$1,211,322
		2,146,106
HEALTH CARE PROVIDERS & SERVICES - 1.8%
Centene Corporation (a)	5,400	577,098
Express Scripts Holding Company (a)	19,100	1,319,428
Humana, Inc.	4,700	1,263,501
UnitedHealth Group, Inc.	7,400	1,583,600
Universal Health Services, Inc. - Class B	3,000	355,230
		5,098,857
HEALTH CARE TECHNOLOGY - 0.2%
Cerner Corporation (a)	10,700	620,600

HOTELS, RESTAURANTS & LEISURE - 0.2%
Norwegian Cruise Line Holdings Ltd. (a)	13,000	688,610

HOUSEHOLD DURABLES - 0.2%
Newell Brands, Inc.	23,000	586,040

HOUSEHOLD PRODUCTS - 0.4%
Procter & Gamble Company (The)	11,600	919,648
Spectrum Brands Holdings, Inc.	2,900	300,730
		1,220,378
INDUSTRIAL CONGLOMERATES - 1.4%
3M Company	12,100	2,656,192
General Electric Company	88,800	1,197,024
		3,853,216
INTERNET SOFTWARE & SERVICES - 0.2%
Akamai Technologies, Inc. (a)	7,000	496,860

IT SERVICES - 2.4%
Cognizant Technology Solutions Corporation - Class A	10,400	837,200
International Business Machines Corporation	23,100	3,544,233
MasterCard, Inc. - Class A	7,000	1,226,120
Visa, Inc. - Class A	9,400	1,124,428
		6,731,981
MACHINERY - 0.5%
Cummins, Inc.	4,900	794,241

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 38.8% (Continued)	Shares	Value
MACHINERY - 0.5% (Continued)
ITT, Inc.	12,900	$631,842
		1,426,083
MEDIA - 0.1%
Charter Communications, Inc. - Class A (a)	800	248,976

PHARMACEUTICALS - 1.6%
Bristol-Myers Squibb Company	29,200	1,846,900
Johnson & Johnson	10,100	1,294,315
Pfizer, Inc.	40,600	1,440,894
		4,582,109
ROAD & RAIL - 1.3%
Norfolk Southern Corporation	7,200	977,616
Union Pacific Corporation	19,800	2,661,714
		3,639,330
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
Applied Materials, Inc.	42,800	2,380,108
Intel Corporation	64,300	3,348,744
QUALCOMM, Inc.	20,100	1,113,741
Skyworks Solutions, Inc.	7,400	741,924
Texas Instruments, Inc.	19,700	2,046,633
		9,631,150
SOFTWARE - 3.5%
Adobe Systems, Inc. (a)	7,400	1,598,992
Citrix Systems, Inc. (a)	6,000	556,800
Microsoft Corporation	32,500	2,966,275
Oracle Corporation	50,200	2,296,650
Red Hat, Inc. (a)	7,000	1,046,570
VMware, Inc. - Class A (a)	10,400	1,261,208
		9,726,495
SPECIALTY RETAIL - 0.3%
Advance Auto Parts, Inc.	7,000	829,850

TOBACCO - 0.2%
Philip Morris International, Inc.	5,100	506,940

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 38.8% (Continued)	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.3%
Grainger (W.W.), Inc.	2,900	$818,583

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
T-Mobile US, Inc. (a)	7,300	445,592

TOTAL COMMON STOCKS (COST $99,092,222)		$108,652,808

EXCHANGE-TRADED FUNDS - 56.8%	Shares	Value
iShares Core S&P 500 ETF	101,200	$26,855,444
iShares Core S&P U.S. Growth ETF	239,600	13,086,952
PowerShares QQQ Trust Series 1	109,600	17,550,248
Schwab U.S. Large-Cap ETF	401,700	25,339,236
Vanguard Growth ETF	112,500	15,961,500
Vanguard Mid-Cap ETF	49,000	7,556,290
Vanguard Mid-Cap Growth ETF	63,500	8,230,235
Vanguard S&P 500 ETF	115,600	27,984,448
Vanguard Small-Cap ETF	52,100	7,654,532
Vanguard Small-Cap Growth ETF	55,000	9,017,250
TOTAL EXCHANGE-TRADED FUNDS (COST $143,927,158)		$159,236,135

U.S. TREASURY OBLIGATIONS - 3.9%	Coupon	Maturity	Principal Amount	Fair Value
U.S. Treasury Bills - 3.9% (b)
U.S. Treasury Bills (Cost $10,942,714)	1.732%	07/19/18	$11,000,000	$10,942,441

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

MONEY MARKET FUNDS - 0.6%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Advisory Class, 1.21% (c) (Cost $1,760,445)	1,760,445	$1,760,445

TOTAL INVESTMENTS - (COST $255,722,539 - Unrealized gain/loss $24,869,290) - 100.1%		$280,591,829

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(299,380)

NET ASSETS - 100.0%		$280,292,449

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of March 31, 2018.

plc - Public Liability Company

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

AAMA Income Fund

March 31, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS - 94.9%	Coupon	Maturity	Principal Amount	Fair Value
U.S. Treasury Bills - 8.0% (a)
U.S. Treasury Bills	1.246%	04/26/18	$850,000	$849,096
U.S. Treasury Bills	1.435%	05/17/18	4,000,000	3,991,792
U.S. Treasury Bills	1.523%	06/28/18	6,000,000	5,975,604
				10,816,492

U.S. Treasury Bonds - 1.5%
U.S. Treasury Bonds	1.500%	05/15/20	2,000,000	1,966,065

U.S. Treasury Notes - 85.4%
U.S. Treasury Notes	2.375%	05/31/18	4,000,000	4,004,211
U.S. Treasury Notes	0.875%	07/15/18	2,000,000	1,994,579
U.S. Treasury Notes	1.500%	08/31/18	12,000,000	11,979,936
U.S. Treasury Notes	1.375%	11/30/18	3,500,000	3,484,961
U.S. Treasury Notes	1.500%	01/31/19	12,000,000	11,939,063
U.S. Treasury Notes	1.500%	05/31/19	6,500,000	6,449,135
U.S. Treasury Notes	1.625%	08/31/19	10,000,000	9,916,415
U.S. Treasury Notes	1.375%	01/15/20	12,000,000	11,811,421
U.S. Treasury Notes	1.625%	07/31/20	10,000,000	9,838,020
U.S. Treasury Notes	1.375%	09/15/20	3,000,000	2,930,295
U.S. Treasury Notes	2.250%	04/30/21	10,000,000	9,951,286
U.S. Treasury Notes	2.000%	08/31/21	10,000,000	9,847,590
U.S. Treasury Notes	1.875%	01/31/22	5,000,000	4,885,593
U.S. Treasury Notes	1.875%	05/31/22	5,000,000	4,873,927
U.S. Treasury Notes	1.875%	07/31/22	2,000,000	1,945,782
U.S. Treasury Notes	2.000%	11/30/22	10,000,000	9,757,769
				115,609,983

Total U.S. Treasury Obligations (Cost $129,715,721)				$128,392,540

EXCHANGE-TRADED FUNDS - 4.8%	Shares	Value
iShares 0-5 Year High Yield Corporate Bond ETF	37,318	$1,746,109
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	11,603	1,156,355
PowerShares Variable Rate Preferred Portfolio Fund	144,800	3,644,616
TOTAL EXCHANGE-TRADED FUNDS (COST $6,775,691)		$6,547,080

Schedule of Portfolio Investments (Continued)

AAMA Income Fund

MONEY MARKET FUNDS - 0.0% (b)	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Advisory Class, 1.21% (c) (Cost $28,053)	28,053	$28,053

TOTAL INVESTMENTS - (COST $136,519,465 - Unrealized gain/loss ($1,551,792)) - 99.7%		$134,967,673

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		354,444

NET ASSETS - 100.0%		$135,322,117

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of March 31, 2018.

See accompanying notes to Schedules of Investments.

Asset Management Funds

Notes to Schedules of Investments

March 31, 2018 (Unaudited)

The AAMA Equity Fund and AAMA Income Fund (each, a “Fund” and collectively the “Funds”) are separate series of Asset Management Funds (the “Trust”). The Trust was reorganized as a Delaware statutory trust on September 30, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified open-end management company. The Trust follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financials Services - Investment Companies.” The Trust Agreement permits the Board of Trustees (“Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series. Each Fund is represented by a series of shares separate from those of the Trust’s other series.

The investment adviser to the Funds is Advanced Asset Management Advisers, Inc. (the “Adviser”).

The Trust maintains an insurance policy that insures its officers and Trustees against certain liabilities. Under the Trust’s organization documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

Significant accounting policies are as follows:

1. Securities Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities and Exchange-Traded Funds (“ETFs”) for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are normally traded. Investments in open-end investment companies are valued at their reported net asset value (“NAV”). In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain prices have become stale, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

Asset Management Funds

Notes to Schedules of Investments (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018:

AAMA Equity Fund
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$108,652,808	$-	$-	$108,652,808
Exchange-Traded Funds	159,236,135	-	-	159,236,135
U.S. Treasury Obligations	-	10,942,441	-	10,942,441
Money Market Funds	1,760,445	-	-	1,760,445
Total Investments	$269,649,388	$10,942,441	$-	$280,591,829

AAMA Income Fund
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$128,392,540	$-	$128,392,540
Exchange-Traded Funds	6,547,080	-	-	6,547,080
Money Market Funds	28,053	-	-	28,053
Total Investments	$6,575,133	$128,392,540	$-	$134,967,673

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and industry type. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period. As of March 31, 2018, the Fund did not have any transfers into or out of any Level. There were no Level 3 securities held by the Funds as of March 31, 2018.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2018:

	AAMA Equity	AAMA Income
	Fund	Fund
Cost of portfolio investments	$255,722,539	$136,519,465

Gross unrealized appreciation	$29,350,098	$-
Gross unrealized depreciation	(4,480,808)	(1,551,792)

Net unrealized appreciation (depreciation)	$24,869,290	$(1,551,792)

Asset Management Funds

Notes to Schedules of Investments (Continued)

4. Investment in Other Investment Companies

The Funds may invest a significant portion of their assets in shares of one or more investment companies, including Exchange-Traded Funds (“ETFs”). A Fund will incur additional indirect expenses due to acquired fund fees and expenses and other costs to the extent it invests in shares of other investment companies. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that a Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of March 31, 2018, the AAMA Equity Fund had 56.8% of the value of its net assets invested in ETFs.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AAMA Funds

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dana Gentile
Dana Gentile, President

Date:	May 29, 2018

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	May 29, 2018